VESSELS UNDER FINANCE LEASE, NET (Schedule of Finance Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Beginning balance	$ 777,939
Ending balance	777,939	$ 777,939
Accumulated Depreciation
Beginning balance	(80,559)
Depreciation	(41,308)
Ending balance	(121,867)	(80,559)
Vessels under Finance Lease, net
Beginning balance		697,380
Depreciation	(41,308)	(40,000)	$ (36,100)
Ending balance	$ 656,072	$ 697,380